COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of contingent liabilities [abstract]
Schedule of operating leases

Details of the main operating leases are as follows:

		As of	As of
		December 31,	December 31,
Lessor	Aircraft	2018	2017

ACS Aero 1 Alpha Limited	Airbus A320	-	1
Aircraft 76B-26329 Inc.	Boeing 767	1	1
Aircraft 76B-28206 Inc.	Boeing 767	1	1
Aviacion Centaurus, A.I.E	Airbus A319	3	3
Aviación Centaurus, A.I.E.	Airbus A321	1	1
Aviación Real A.I.E	Airbus A319	1	1
Aviación Real A.I.E	Airbus A320	1	1
Aviación Tritón A.I.E.	Airbus A319	3	3
Avolon Aerospace AOE 62 Limited	Boeing 777	1	1
Avolon Aerospace AOE 99 Limited	Airbus A320	1	-
Avolon Aerospace AOE 100 Limited	Airbus A320	1	2
Avolon Aerospace AOE 134 Limited	Airbus A321	2	-
AWAS 5234 Trust	Airbus A320	1	1
Baker & Spice Aviation Limited	Airbus A320	-	1
Bank of America	Airbus A321	2	2
Bank of Utah	Airbus A320	1	-
Bank of Utah	Airbus A350	1	-
Bank of Utah	Boeing 787	2	2
Boeing Aircraft Holding Company	Boeing 777	2	-
Castlelake	Airbus A319	1	1
Chishima Real State Co., Ltd.	Airbus A321	1	-
ECAF I 2838 DAC	Airbus A320	1	1
ECAF I 40589 DAC	Boeing 777	1	1
Eden Irish Aircr Leasing MSN 1459	Airbus A320	-	1
IC Airlease One Limited	Airbus A321	1	1
JSA Aircraft 38484, LLC	Boeing 787	1	1
JSA Aircraft 7126, LLC	Airbus A320	1	1
JSA Aircraft 7128, LLC	Airbus A321	1	1
JSA Aircraft 7239, LLC	Airbus A321	1	1
JSA Aircraft 7298, LLC	Airbus A321	1	1
Macquarie Aerospace Finance 5125-2 Trust	Airbus A320	1	1
Macquarie Aerospace Finance 5178 Limited	Airbus A320	1	1
Merlin Aviation Leasing (Ireland) 18 Limited	Airbus A320	1	1
Merlin Aviation Leasing (Ireland) 7 Limited	Airbus A320	-	1
NBB Crow Co.,Ltd	Boeing 787	1	-
NBB Cuckoo Co., Ltd	Airbus A321	1	1
NBB Grosbeak Co., Ltd	Airbus A321	1	1
NBB Redstart Co. Ltd	Airbus A321	1	1
NBB-6658 Lease Partnership	Airbus A321	1	1
NBB-6670 Lease Partnership	Airbus A321	1	1
Orix Aviation Systems Limited	Airbus A320	4	4
PAAL Aquila Company Limited	Airbus A321	2	2
Sapphire Leasing I (AOE 7) Limited	Airbus A320	1	1
Shenton Aircraft Leasing Limited	Airbus A320	1	1
Sky High XXIV Leasing Company Limited	Airbus A320	5	5
Sky High XXV Leasing Company Limited	Airbus A320	2	2
SMBC Aviation Capital Limited	Airbus A320	4	4
SMBC Aviation Capital Limited	Airbus A321	2	2
Wells Fargo Trust Company, N.A.	Airbus A319	1	2
Wells Fargo Trust Company, N.A.	Airbus A320	10	11
Wells Fargo Trust Company, N.A.	Airbus A350	2	2
Wells Fargo Trust Company, N.A.	Boeing 767	1	2
Wells Fargo Trust Company, N.A.	Boeing 777	4	4
Wells Fargo Trust Company, N.A.	Boeing 787	10	11
Wilgmington Trust SP Services (Dublin) Limited	Airbus A350	1	-
Total		94	93

Schedule of minimum future lease payments not yet payable

The minimum future lease payments not yet payable are the following:

	As of	As of
	December 31,	December 31,
	2018	2017
	ThUS$	ThUS$

No later than one year	513,214	462,205
Between one and five years	1,719,490	1,620,253
Over five years	1,348,470	1,498,064
Total	3,581,174	3,580,522

Schedule of minimum lease payments charged to income

The operating lease payments charged to income are the following:

	For the year ended
	December 31,
	2018	2017	2016
	ThUS$	ThUS$	ThUS$

Operating lease payments	538,347	579,551	568,979
Total	538,347	579,551	568,979

Schedule of existing letters of credit related to operating leasing

At December 31, 2018 the Company has existing letters of credit related to operating leasing as follows:

			Value	Release
Creditor Guarantee	Debtor	Type	ThUS$	date
GE Capital Aviation Services Limited	Lan Cargo S.A.	One letter of credit	1,100	Nov 30, 2019
Avolon Aerospace AOE 62 Limited	LATAM Airlines Group S.A.	Three letter of credit	2,167	Aug 30, 2019
Bank of America	LATAM Airlines Group S.A.	Three letter of credit	1,044	Jul 2, 2019
Bank of Utah	LATAM Airlines Group S.A.	One letter of credit	2,000	Mar 24, 2019
DVB Bank	LATAM Airlines Group S.A.	One letter of credit	886	Aug 30, 2019
GE Capital Aviation Services Ltd.	LATAM Airlines Group S.A.	Four letter of credit	14,327	Nov 30, 2019
ORIX Aviation Systems Limited	LATAM Airlines Group S.A.	Two letter of credit	7,366	Dec 11, 2019
Sky High XXIV Leasing Company	LATAM Airlines Group S.A.	Eight letter of credit	6,831	Mar 24, 2019
Wells Fargo Bank	LATAM Airlines Group S.A.	Nine letter of credit	15,160	Mar 13, 2019
Merlin Aviation Leasing (Ireland) 18 Limite	Tam Linhas Aéreas S.A.	One letter of credit	3,000	Mar 1, 2019
Shapphire Leasing (AOE) Limited	Tam Linhas Aéreas S.A.	One letter of credit	7,000	Oct 25, 2019
ACG Acquisition	Tam Linhas Aéreas S.A.	One letter of credit	852	Aug 30, 2019
			61,733

Schedule of letters of credit, certificates of deposits and warranty insurance policies

At December 31, 2018 the Company has existing letters of credit, certificates of deposits and warranty insurance policies as follows:

			Value	Release
Creditor Guarantee	Debtor	Type	ThUS$	date

Servicio Nacional de Aduana del Ecuador	Líneas Aéreas Nacionales del Ecuador S.A.	Three letter of credit	1,705	Aug 5, 2019
Corporación Peruana de Aeropuertos y Aviación Comercial	Lan Perú S.A.	Twenty four letter of credit	3,475	Feb 18, 2019
Lima Airport Partners S.R.L.	Lan Perú S.A.	Twenty three letter of credit	2,263	Sep 17, 2019
Superintendencia Nacional de Aduanas y de Administración Tributaria	Lan Perú S.A.	Seventeen letter of credit	136,000	Feb 10, 2019
Aena Aeropuertos S.A.	LATAM Airlines Group S.A.	Four letter of credit	2,770	Nov 15, 2018
American Alternative Insurance Corporation	LATAM Airlines Group S.A.	Six letter of credit	3,690	Apr 5, 2019
Citibank N.A.	LATAM Airlines Group S.A.	One letter of credit	27,226	Dec 20, 2019
Comisión Europea	LATAM Airlines Group S.A.	One letter of credit	9,734	Dec 31, 2019
Deutsche Bank A.G.	LATAM Airlines Group S.A.	One letter of credit	5,000	Mar 31, 2019
Dirección General de Aeronáutica Civil	LATAM Airlines Group S.A.	Fifty three letter of credit	19,918	Jan 30, 2019
Empresa Pública de Hidrocarburos del Ecuador EP Petroecuador	LATAM Airlines Group S.A.	One letter of credit	5,500	Jun 18, 2019
Metropolitan Dade County	LATAM Airlines Group S.A.	Eight letter of credit	2,273	Mar 13, 2019
Conselho Administrativo de Conselhos Federais	Tam Linhas Aéreas S.A.	Two letter of credit	1,626	Nov 24, 2020
Procon	Tam Linhas Aéreas S.A.	One letter of credit	1,309	Apr 1, 2021
União Federal	Tam Linhas Aéreas S.A.	Two letter of credit	3,217	Sep 28, 2021
Vara da Fazenda Pública da Comarca do Rio de Janeiro - RJ	Tam Linhas Aéreas S.A.	One letter of credit	1,047	Sep 27, 2023
Vara das Execuções Fiscais Estaduais	Tam Linhas Aéreas S.A.	Four letter of credit	8,541	May 23, 2021
Procon	ABSA linhas Aereas Brasileira S/A	One letter of credit	10,495	May 19, 2020
Vara Federal da Subseção de Campinas SP	ABSA linhas Aereas Brasileira S/A	One letter of credit	5,457	Oct 20, 2021
Conselho Administrativo de Conselhos Federais	ABSA linhas Aereas Brasileira S/A	One letter of credit	15,919	Feb 22, 2021
			267,165